SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Oct. 17, 2019 USD ($) $ / shares shares
Series I Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22
Warrant exercise term	5 years
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.21875
Warrant exercise term	5 years
Warrants issued to purchase shares | shares	1,071,429
Registered Direct Offering 2019 [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares	14,285,714
Share price	$ 0.175
Proceeds from issuance of common stock | $	$ 2,500,000
Financing costs | $	$ 312,000